Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 93.57%
Austria – 1.84%
332,751	Erste Group Bank AG	$11,672,198
Belgium – 1.31%
146,320	Anheuser-Busch InBev SA/NV	8,293,045
Brazil – 4.65%
2,365,900	Ambev SA(a)	7,614,243
929,953	Embraer SA Sponsored – ADR(a)	14,377,074
821,500	Telefonica Brasil SA	7,423,730
		29,415,047
China – 2.30%
1,395,900	Alibaba Group Holding Ltd.(a)	14,531,083
France – 17.42%
182,216	BNP Paribas SA	11,498,916
659,841	Carrefour SA	12,504,468
143,930	Danone SA	8,820,528
683,956	Engie SA	11,389,865
17,218	Kering SA	9,507,764
981,785	Orange SA	11,473,576
129,105	Publicis Groupe SA	10,361,486
105,304	Renault SA	4,443,152
144,530	Sanofi	15,559,492
72,924	Societe BIC SA	4,180,015
182,444	TotalEnergies SE	10,473,132
		110,212,394
Germany – 8.62%
306,888	Fresenius & Co. KGaA	8,512,082
206,405	HeidelbergCement AG	16,974,461
185,440	Henkel AG & Co. KGaA	13,053,901
117,126	SAP SE	16,000,280
		54,540,724
Hong Kong – 0.65%
11,842,000	First Pacific Co. Ltd.	4,105,557
Italy – 6.01%
405,246	Buzzi Unicem SpA	10,153,423
764,848	Eni SpA	11,011,054
Shares		Value
4,928,692	Intesa Sanpaolo SpA	$12,921,801
14,351,304	Telecom Italia SpA(a)	3,917,133
		38,003,411
Japan – 13.63%
291,700	Honda Motor Co. Ltd.	8,836,720
182,900	Makita Corp.	5,169,903
1,531,700	Mitsubishi UFJ Financial Group, Inc.	11,290,274
252,299	MS&AD Insurance Group Holdings, Inc.	8,934,488
1,293,300	Nissan Motor Co. Ltd.	5,307,875
148,100	SoftBank Group Corp.	6,984,339
270,800	Sumitomo Mitsui Trust Holdings, Inc.	9,606,788
194,900	Taisho Pharmaceutical Holdings Co. Ltd.	7,331,474
724,183	Takeda Pharmaceutical Co. Ltd.	22,755,684
		86,217,545
Mexico – 3.57%
1,541,939	Cemex SAB de CV Sponsored – ADR(a)	10,916,928
8,003,354	Fibra Uno Administracion SA de CV	11,689,189
		22,606,117
Netherlands – 2.86%
1,098,749	Aegon NV(b)	5,577,669
578,029	Koninklijke Philips NV(a)	12,524,536
		18,102,205
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(c)	—
South Korea – 5.77%
154,052	Hana Financial Group, Inc.	4,598,839
46,655	Hyundai Mobis Co. Ltd.	8,260,128
126,808	KT&G Corp.	7,965,635

The accompanying notes to financial statements are an integral part of this Schedule of Investments.
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

Shares		Value
15,829	POSCO Holdings, Inc.	$4,684,624
199,334	Samsung Electronics Co. Ltd.	10,975,984
		36,485,210
Switzerland – 7.34%
134,755	Novartis AG Registered	13,585,923
7,948	Swatch Group AG Bearer	2,323,934
186,895	Swatch Group AG Registered	10,278,299
71,409	Swiss Re AG	7,195,372
643,687	UBS Group AG Registered	13,046,680
		46,430,208
Taiwan – 1.97%
676,000	Taiwan Semiconductor Manufacturing Co. Ltd.	12,487,973
United Kingdom – 15.63%
3,360,103	Barclays Plc	6,564,269
797,526	GSK Plc	14,134,206
214,705	Imperial Brands Plc	4,752,380
Shares		Value
2,926,760	J Sainsbury Plc	$10,005,069
2,716,995	Kingfisher Plc	8,007,635
2,690,310	Marks & Spencer Group Plc(a)	6,594,557
7,430,998	Rolls-Royce Holdings Plc(a)	14,289,831
378,862	Shell Plc	11,302,094
3,061,784	Tesco Plc	9,658,542
1,298,192	WPP Plc	13,607,387
		98,915,970
TOTAL COMMON STOCKS (Cost $574,809,552)		$592,018,687
PREFERRED STOCKS – 3.91%
Brazil – 2.08%
2,132,600	Petroleo Brasileiro SA, 12.825%(d)	$13,152,266
Russia – 0.00%
21,512,699	Surgutneftegas PJSC, 2.033%(c),(d)	—
Spain – 1.83%
1,273,703	Grifols SA – Class B(a)	11,596,426
TOTAL PREFERRED STOCKS (Cost $37,114,740)		$24,748,692

	Shares	Value
SHORT-TERM INVESTMENTS – 2.68%
Money Market Funds — 2.68%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.95%(e)	16,953,807	$16,953,807
TOTAL SHORT-TERM INVESTMENTS (Cost $16,953,807)		$16,953,807
Total Investments (Cost $628,878,099) – 100.16%		$633,721,186
Liabilities in Excess of Other Assets – (0.16)%		(1,023,555)
TOTAL NET ASSETS – 100.00%		$632,697,631

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.
(c)	Level 3 asset.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2023.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2023

COMMON STOCKS
Aerospace & Defense	4.53%
Automobile Components	1.31%
Automobiles	2.94%
Banks	10.77%
Beverages	2.52%
Broadline Retail	2.30%
Capital Markets	2.06%
Commercial Services & Supplies	0.66%
Construction Materials	6.01%
Consumer Staples Distribution & Retail	6.13%
Diversified Real Estate Investment Trusts	1.85%
Diversified Telecommunication Services	3.60%
Food Products	2.04%
Health Care Equipment & Supplies	1.98%
Health Care Providers & Services	1.35%
Household Products	2.06%
Insurance	3.43%
Machinery	0.82%
Media	3.79%
Metals & Mining	0.74%
Multi-Utilities	1.80%
Oil, Gas & Consumable Fuels	5.19%
Pharmaceuticals	11.60%
Semiconductors & Semiconductor Equipment	1.97%
Software	2.53%
Specialty Retail	1.26%
Technology Hardware, Storage & Peripherals	1.73%
Textiles, Apparel & Luxury Goods	3.49%
Tobacco	2.01%
Wireless Telecommunication Services	1.10%
TOTAL COMMON STOCKS	93.57%
PREFERRED STOCKS
Biotechnology	1.83%
Oil, Gas & Consumable Fuels	2.08%
TOTAL PREFERRED STOCKS	3.91%
SHORT-TERM INVESTMENTS	2.68%
TOTAL INVESTMENTS	100.16%
Liabilities in Excess of Other Assets	(0.16)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 98.28%
Austria – 2.39%
28,794	Erste Group Bank AG	$1,010,032
Brazil – 3.14%
162,900	Ambev SA(a)	524,266
148,020	Embraer SA(a)	573,136
14,876	Embraer SA Sponsored – ADR(a)	229,983
		1,327,385
China – 4.12%
77,600	Alibaba Group Holding Ltd.(a)	807,803
91,398	Gree Electric Appliances, Inc. of Zhuhai – Class A	459,685
543,000	Topsports International Holdings Ltd.	472,423
		1,739,911
France – 11.06%
25,005	Carrefour SA	473,863
27,128	Engie SA	451,760
824	Kering SA	455,012
10,880	Publicis Groupe SA	873,188
10,898	Sanofi	1,173,233
1,752	Schneider Electric SE	318,298
16,130	TotalEnergies SE	925,937
		4,671,291
Germany – 4.03%
11,651	HeidelbergCement AG	958,162
5,453	SAP SE	744,920
		1,703,082
Ireland – 1.37%
10,485	CRH Plc	579,970
Italy – 1.18%
34,520	Eni SpA	496,964
Japan – 0.94%
13,050	Honda Motor Co. Ltd.	395,335
Malaysia – 1.08%
523,500	Genting Berhad	456,214
Mexico – 1.71%
493,415	Fibra Uno Administracion SA de CV	720,650
Singapore – 1.34%
24,200	DBS Group Holdings Ltd.	565,137
Shares		Value
South Korea – 4.24%
1,808	Hyundai Mobis Co. Ltd.	$320,101
2,448	Hyundai Motor Co.	385,056
3,828	KT&G Corp.	240,462
15,353	Samsung Electronics Co. Ltd.	845,387
		1,791,006
Switzerland – 2.51%
52,330	UBS Group AG Registered	1,060,659
Taiwan – 1.18%
27,000	Taiwan Semiconductor Manufacturing Co. Ltd.	498,780
Thailand – 0.95%
109,400	Kasikornbank PCL – Class F	400,418
United Kingdom – 13.36%
124,082	BP Plc	722,452
52,335	GSK Plc	927,510
43,159	Imperial Brands Plc	955,301
132,188	Kingfisher Plc	389,590
94,499	NatWest Group Plc	288,836
369,022	Rolls-Royce Holdings Plc(a)	709,630
17,246	Shell Plc – ADR	1,041,314
58,067	WPP Plc	608,647
		5,643,280
United States – 43.68%
3,907	Alphabet, Inc. - Class A(a)	467,668
6,685	Amdocs Ltd.	660,812
11,620	American International Group, Inc.	668,615
4,357	Applied Materials, Inc.	629,761
29,088	Bank of America Corp.	834,535
10,337	Bank of New York Mellon Corp.	460,203
8,269	Cardinal Health, Inc.	781,999
2,486	Cigna Corp.	697,572
17,404	Citigroup, Inc.	801,280
6,422	Cognizant Technology Solutions Corp. – Class A	419,228
19,987	Comcast Corp. – Class A	830,460
8,870	CVS Health Corp.	613,183
4,192	Emerson Electric Co.	378,915
3,226	FedEx Corp.	799,725
6,864	Fiserv, Inc.(a)	865,894

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

Shares		Value
18,206	Halliburton Co.	$600,616
1,047	HCA Healthcare, Inc.	317,744
2,825	JPMorgan Chase & Co.	410,868
1,739	Laboratory Corp. of America Holdings	419,673
2,330	McKesson Corp.	995,632
6,478	Merck & Co., Inc.	747,496
8,261	Micron Technology, Inc.	521,352
4,296	Mohawk Industries, Inc.(a)	443,175
10,975	Old Republic International Corp.	276,241
11,812	OneMain Holdings, Inc.	516,066
22,490	Pfizer, Inc.	824,933
4,559	PNC Financial Services Group, Inc.	574,206
4,544	State Street Corp.	332,530
Shares		Value
6,715	Textron, Inc.	$454,135
25,886	Wells Fargo & Co.	1,104,815
		18,449,332
TOTAL COMMON STOCKS (Cost $33,377,081)		$41,509,446
PREFERRED STOCKS – 0.82%
South Korea – 0.06%
597	Samsung Electronics Co. Ltd., 2.429%(b)	$27,092
Spain – 0.76%
34,795	Grifols SA – ADR(a)	318,722
TOTAL PREFERRED STOCKS (Cost $574,382)		$345,814

	Shares	Value
SHORT-TERM INVESTMENTS – 0.93%
Money Market Funds — 0.93%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.95%(c)	390,049	$390,049
TOTAL SHORT-TERM INVESTMENTS (Cost $390,049)		$390,049
Total Investments (Cost $34,341,512) – 100.03%		$42,245,309
Liabilities in Excess of Other Assets – (0.03)%		(10,731)
TOTAL NET ASSETS – 100.00%		$42,234,578

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of June 30, 2023.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2023

COMMON STOCKS
Aerospace & Defense	4.66%
Air Freight & Logistics	1.89%
Automobile Components	0.76%
Automobiles	1.85%
Banks	14.19%
Beverages	1.24%
Broadline Retail	1.91%
Capital Markets	4.39%
Construction Materials	3.64%
Consumer Finance	1.22%
Consumer Staples Distribution & Retail	1.12%
Diversified Real Estate Investment Trusts	1.71%
Electrical Equipment	1.65%
Energy Equipment & Services	1.42%
Financial Services	2.05%
Health Care Providers & Services	9.05%
Hotels, Restaurants & Leisure	1.08%
Household Durables	2.14%
Insurance	2.23%
Interactive Media & Services	1.11%
IT Services	2.56%
Media	5.48%
Multi-Utilities	1.07%
Oil, Gas & Consumable Fuels	7.55%
Pharmaceuticals	8.70%
Semiconductors & Semiconductor Equipment	3.90%
Software	1.76%
Specialty Retail	2.04%
Technology Hardware, Storage & Peripherals	2.00%
Textiles, Apparel & Luxury Goods	1.08%
Tobacco	2.83%
TOTAL COMMON STOCKS	98.28%
PREFERRED STOCKS
Biotechnology	0.76%
Technology Hardware, Storage & Peripherals	0.06%
TOTAL PREFERRED STOCKS	0.82%
SHORT-TERM INVESTMENTS	0.93%
TOTAL INVESTMENTS	100.03%
Liabilities in Excess of Other Assets	(0.03)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2023 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 96.52%
Austria – 2.69%
534,725	Erste Group Bank AG	$18,757,017
Brazil – 9.71%
1,602,574	Embraer SA Sponsored – ADR(a)	24,775,794
2,492,133	Neoenergia SA	11,049,660
4,756,100	Sendas Distribuidora SA	13,657,820
382,900	Telefonica Brasil SA	3,460,190
4,865,900	TIM SA	14,857,245
		67,800,709
Chile – 2.71%
2,102,284	Empresa Nacional de Telecomunicaciones SA	8,456,806
161,240,791	Enel Chile SA	10,477,821
		18,934,627
China – 23.76%
2,649,700	Alibaba Group Holding Ltd.(a)	27,582,928
11,757,395	China Education Group Holdings Ltd.	9,190,890
14,764,000	Chinasoft International Ltd.(a)	9,311,040
2,444,000	Galaxy Entertainment Group Ltd.(a)	15,570,035
2,239,076	Gree Electric Appliances, Inc. of Zhuhai – Class A	11,261,408
1,830,671	LONGi Green Energy Technology Co. Ltd. – Class A	7,237,512
1,722,146	Midea Group Co. Ltd. – Class A	13,987,742
2,629,500	Ping An Insurance Group Co. of China Ltd. – Class H	16,794,399
5,203,000	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	10,328,535
15,331,000	Topsports International Holdings Ltd.(b)	13,338,334
Shares		Value
8,748,000	TravelSky Technology Ltd. – Class H	$14,902,621
7,430,200	Wynn Macau Ltd.(a)	6,786,075
381,142	ZTO Express Cayman, Inc. – ADR	9,559,041
		165,850,560
Hong Kong – 2.10%
936,600	AIA Group Ltd.	9,512,577
147,920	First Pacific Co. Ltd.	51,283
1,971,200	Luk Fook Holdings International Ltd.	5,060,902
		14,624,762
India – 7.31%
825,661	HDFC Bank Ltd.	17,134,792
6,469,327	Indus Towers Ltd.(a)	12,981,374
674,008	IndusInd Bank Ltd.	11,337,166
4,138,930	NTPC Ltd.	9,559,225
		51,012,557
Indonesia – 4.66%
32,973,711	Bank Rakyat Indonesia Persero Tbk PT	12,038,427
2,629,912	Gudang Garam Tbk PT	4,845,844
20,881,900	Indofood Sukses Makmur Tbk PT	10,239,412
41,409,715	XL Axiata Tbk PT	5,418,518
		32,542,201
Luxembourg – 1.13%
516,762	Millicom International Cellular SA – SDR(a)	7,907,356
Malaysia – 0.85%
6,794,400	Genting Berhad	5,921,104
Mexico – 8.27%
2,280,244	Cemex SAB de CV Sponsored – ADR(a)	16,144,128
15,057,491	Fibra Uno Administracion SA de CV	21,992,012
3,856,425	Kimberly-Clark de Mexico SAB de CV - Class A	8,577,093

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

Shares		Value
5,642,238	PLA Administradora Industrial S de RL de CV	$10,828,271
512,122	Urbi Desarrollos Urbanos SAB de CV(a)	207,188
		57,748,692
Panama – 3.49%
472,594	Banco Latinoamericano de Comercio Exterior SA – Class E	10,425,424
126,136	Copa Holdings SA – Class A	13,948,119
		24,373,543
Philippines – 2.06%
7,284,529	Bank of the Philippine Islands	14,384,128
Russia – 0.00%
11,121,093	Detsky Mir PJSC(a),(c)	—
236,429	LUKOIL PJSC(c)	—
4,858,073	Mobile TeleSystems PJSC(c)	—
7,919,891	Sberbank of Russia PJSC(c)	—
31,423,480	Sistema PJSFC(a),(c)	—
		—
South Africa – 0.97%
760,766	Absa Group Ltd.	6,790,083
South Korea – 12.77%
65,333	KT&G Corp.	4,103,991
26,766	LG H&H Co. Ltd.	9,353,790
39,669	POSCO Holdings, Inc.	11,740,118
Shares		Value
617,350	Samsung Electronics Co. Ltd.	$33,993,317
478,373	Shinhan Financial Group Co. Ltd.	12,367,008
200,410	SK Hynix, Inc.	17,608,906
		89,167,130
Taiwan – 11.33%
1,676,000	Accton Technology Corp.	18,851,993
622,000	Chailease Holding Co. Ltd.	4,089,525
1,964,000	Taiwan Semiconductor Manufacturing Co. Ltd.	36,281,626
435,000	Wiwynn Corp.	19,880,575
		79,103,719
Thailand – 2.71%
40,737,281	Jasmine Broadband Internet Infrastructure Fund - Class F	8,100,348
2,962,200	Kasikornbank PCL – Class F	10,842,020
		18,942,368
TOTAL COMMON STOCKS (Cost $766,936,413)		$673,860,556
PREFERRED STOCKS – 2.15%
Brazil – 2.15%
2,434,000	Petroleo Brasileiro SA, 12.825%(d)	$15,011,073
TOTAL PREFERRED STOCKS (Cost $8,137,860)		$15,011,073

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.33%
Money Market Funds — 1.33%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.95%(e)	9,282,619	$9,282,619
TOTAL SHORT-TERM INVESTMENTS (Cost $9,282,619)		$9,282,619
Total Investments (Cost $784,356,892) – 100.00%		$698,154,248
Other Assets in Excess of Liabilities – 0.00%		29,083
TOTAL NET ASSETS – 100.00%		$698,183,331

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,338,334 which represented 1.91% of the net assets of the Fund.
(c)	Level 3 asset.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2023.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2023

COMMON STOCKS
Aerospace & Defense	3.55%
Air Freight & Logistics	1.37%
Banks	14.84%
Broadline Retail	3.95%
Communications Equipment	2.70%
Construction Materials	2.31%
Consumer Staples Distribution & Retail	1.96%
Diversified Consumer Services	1.32%
Diversified Real Estate Investment Trusts	3.15%
Diversified Telecommunication Services	3.51%
Electric Utilities	3.08%
Financial Services	2.07%
Food Products	1.48%
Health Care Providers & Services	1.48%
Hotels, Restaurants & Leisure	6.19%
Household Durables	3.64%
Household Products	1.23%
Independent Power And Renewable Electricity Producers	1.37%
Industrial Real Estate Investment Trusts	1.55%
Insurance	3.77%
IT Services	1.33%
Metals & Mining	1.68%
Oil, Gas & Consumable Fuels	0.00%
Passenger Airlines	2.00%
Personal Care Products	1.34%
Semiconductors & Semiconductor Equipment	8.76%
Specialty Retail	2.64%
Technology Hardware, Storage & Peripherals	7.72%
Tobacco	1.28%
Wireless Telecommunication Services	5.25%
TOTAL COMMON STOCKS	96.52%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.15%
TOTAL PREFERRED STOCKS	2.15%
SHORT-TERM INVESTMENTS	1.33%
TOTAL INVESTMENTS	100.00%
Other Assets in Excess of Liabilities	0.00%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 94.52%
Austria – 1.35%
313,371	Addiko Bank AG(a)	$4,171,796
Belgium – 0.89%
365,988	Ontex Group NV(a)	2,751,168
Brazil – 7.08%
4,488,640	Embraer SA(a)	17,380,098
994,000	Neoenergia SA	4,407,214
		21,787,312
Canada – 3.37%
1,800	Corby Spirit and Wine Ltd.	19,294
788,759	Dorel Industries, Inc. – Class B(a)	2,732,896
466,826	Heroux-Devtek, Inc.(a)	5,405,632
27,886	Lassonde Industries, Inc. – Class A	2,200,989
		10,358,811
Chile – 2.96%
140,367,858	Enel Chile SA	9,121,446
China – 1.43%
12,512,900	Boyaa Interactive International Ltd.(a)	830,361
192,504	China Yuchai International Ltd.	2,021,292
7,476,000	Weiqiao Textile Co. – Class H(a)	1,536,034
		4,387,687
France – 3.24%
520,514	Elior Group SA(a),(b)	1,490,591
275,430	Euroapi SA(a)	3,156,337
17,552	LISI	504,299
21,230	LISI (Sigma X Exchange)	609,270
132,989	Vicat SA	4,226,802
		9,987,299
Germany – 0.71%
53,044	Draegerwerk AG & Co. KGaA	2,177,792
Greece – 0.94%
353,112	Sarantis SA	2,882,305
Shares		Value
Hong Kong – 8.20%
2,059,500	Dickson Concepts International Ltd.	$1,143,290
64,290,000	Emperor Watch & Jewellery Ltd.	1,411,164
16,127,000	First Pacific Co. Ltd.	5,591,144
11,508,020	PAX Global Technology Ltd.	8,756,660
20,714,000	Pico Far East Holdings Ltd.	3,623,375
3,591,500	Yue Yuen Industrial Holdings Ltd.	4,701,780
		25,227,413
Hungary – 1.23%
3,185,470	Magyar Telekom Telecommunications Plc	3,774,339
Ireland – 7.68%
1,781,707	AIB Group Plc	7,498,496
155,221	Avadel Pharmaceuticals Plc – ADR(a)	2,558,042
5,281,011	C&C Group Plc	8,410,400
5,571,509	Greencore Group Plc(a)	5,172,422
		23,639,360
Israel – 1.03%
83,250	Taro Pharmaceutical Industries Ltd.(a)	3,157,672
Italy – 2.07%
254,184	Buzzi Unicem SpA	6,368,570
Japan – 14.47%
349,100	Fuji Media Holdings, Inc.	3,661,527
64,900	Fukuda Denshi Co. Ltd.	2,111,984
341,900	Futaba Corp.	1,146,227
143,800	H.U. Group Holdings, Inc.	2,749,833
1,295,100	Hachijuni Bank Ltd.	5,625,623
1,428,700	Hyakugo Bank Ltd.	4,151,246
103,500	Kaken Pharmaceutical Co. Ltd.	2,593,488
215,200	Kissei Pharmaceutical Co. Ltd.	4,310,124

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

Shares		Value
424,600	Koatsu Gas Kogyo Co. Ltd.	$2,210,742
805,744	Komori Corp.	5,271,684
281,000	Nihon Parkerizing Co. Ltd.	2,095,558
183,800	Oita Bank Ltd.	2,767,005
68,400	Taisho Pharmaceutical Holdings Co. Ltd.	2,572,975
138,600	Yodogawa Steel Works Ltd.	3,274,490
		44,542,506
Luxembourg – 1.90%
382,788	Millicom International Cellular SA(a)	5,833,689
Mexico – 5.82%
319,362	Cemex SAB de CV Sponsored – ADR(a)	2,261,083
23,747,426	Consorcio ARA SAB de CV	5,410,700
279,501,983	Desarrolladora Homex SAB de CV(a),(c)	212,276
1,298,649	FIBRA Macquarie Mexico(b)	2,285,932
5,074,490	Fibra Uno Administracion SA de CV	7,411,477
806,929	Urbi Desarrollos Urbanos SAB de CV(a),(c)	326,458
		17,907,926
Panama – 2.38%
331,428	Banco Latinoamericano de Comercio Exterior SA – Class E	7,311,302
Slovenia – 2.12%
406,612	Nova Ljubljanska Banka – GDR(b)	6,517,627
South Korea – 2.46%
86,102	Binggrae Co. Ltd.	3,113,872
109,862	S-1 Corp.	4,458,159
		7,572,031
Shares		Value
Spain – 4.36%
1,118,124	Lar Espana Real Estate Socimi SA	$6,661,730
7,520,787	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,770,514
		13,432,244
Switzerland – 1.17%
41,792	Sulzer AG Registered	3,599,905
United Kingdom – 17.66%
937,472	Balfour Beatty Plc	4,057,529
6,227,115	ITV Plc	5,413,286
2,504,668	J Sainsbury Plc	8,562,156
1,099,230	LSL Property Services Plc	3,908,862
2,901,321	Marks & Spencer Group Plc(a)	7,111,793
4,562,155	Mitie Group Plc	5,585,356
5,324,357	Rolls-Royce Holdings Plc(a)	10,238,754
294,848	TechnipFMC Plc(a)	4,900,374
878,167	Yellow Cake Plc(a),(b)	4,568,363
		54,346,473
TOTAL COMMON STOCKS (Cost $286,117,682)		$290,856,673
PREFERRED STOCKS – 4.15%
Germany – 1.85%
119,632	Draegerwerk AG & Co. KGaA, 0.439%(d)	$5,686,551
Spain – 2.30%
773,573	Grifols SA – ADR(a)	7,085,929
TOTAL PREFERRED STOCKS (Cost $12,237,513)		$12,772,480
INVESTMENT COMPANIES – 0.54%
Canada – 0.54%
129,821	Sprott Physical Uranium Trust(a)	$1,638,503
TOTAL INVESTMENT COMPANIES (Cost $1,180,762)		$1,638,503

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.48%
Money Market Funds — 0.48%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.95%(e)	1,481,463	$1,481,463
TOTAL SHORT-TERM INVESTMENTS (Cost $1,481,463)		$1,481,463
Total Investments (Cost $301,017,420) – 99.69%		$306,749,119
Other Assets in Excess of Liabilities – 0.31%		965,645
TOTAL NET ASSETS – 100.00%		$307,714,764

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,862,513 which represented 4.83% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2023.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2023

COMMON STOCKS
Aerospace & Defense	11.10%
Banks	9.99%
Beverages	2.74%
Chemicals	1.40%
Commercial Services & Supplies	3.27%
Construction & Engineering	1.32%
Construction Materials	4.17%
Consumer Staples Distribution & Retail	5.09%
Diversified Real Estate Investment Trusts	4.57%
Diversified Telecommunication Services	1.23%
Electric Utilities	4.39%
Electrical Equipment	0.37%
Electronic Equipment, Instruments & Components	2.84%
Energy Equipment & Services	1.59%
Entertainment	0.27%
Financial Services	2.38%
Food Products	5.22%
Health Care Equipment & Supplies	1.40%
Health Care Providers & Services	0.89%
Hotels, Restaurants & Leisure	0.48%
Household Durables	2.83%
Industrial Real Estate Investment Trusts	0.74%
Insurance	2.20%
Machinery	3.54%
Media	4.13%
Metals & Mining	1.06%
Personal Care Products	1.83%
Pharmaceuticals	5.97%
Real Estate Management & Development	1.27%
Specialty Retail	0.83%
Textiles, Apparel & Luxury Goods	2.03%
Trading Companies & Distributors	1.48%
Wireless Telecommunication Services	1.90%
TOTAL COMMON STOCKS	94.52%
PREFERRED STOCKS
Biotechnology	2.30%
Health Care Equipment & Supplies	1.85%
TOTAL PREFERRED STOCKS	4.15%
INVESTMENT COMPANIES
Trading Companies & Distributors	0.54%
TOTAL INVESTMENT COMPANIES	0.54%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2023 (continued)

SHORT-TERM INVESTMENTS	0.48%
TOTAL INVESTMENTS	99.69%
Other Assets in Excess of Liabilities	0.31%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 95.50%
Aerospace & Defense – 15.95%
22,384	Embraer SA Sponsored – ADR(a)	$346,057
4,108	Moog, Inc. – Class A	445,430
3,805	National Presto Industries, Inc.	278,526
30,840	Park Aerospace Corp.	425,592
		1,495,605
Banks – 2.51%
7,265	Eagle Bancorp Montana, Inc.	96,116
4,756	National Bankshares, Inc.	138,828
		234,944
Biotechnology – 2.89%
10,041	Eagle Pharmaceuticals, Inc.(a)	195,197
11,508	PDL BioPharma, Inc.(a),(b)	4,863
320	United Therapeutics Corp.(a)	70,640
		270,700
Chemicals – 1.58%
2,357	Scotts Miracle-Gro Co.	147,760
Commercial Services & Supplies – 4.52%
16,098	Healthcare Services Group, Inc.	240,343
1,181	UniFirst Corp.	183,067
		423,410
Communications Equipment – 4.97%
25,959	NETGEAR, Inc.(a)	367,579
35,226	Ribbon Communications, Inc.(a)	98,281
		465,860
Construction & Engineering – 1.63%
54,192	Orion Group Holdings, Inc.(a)	152,279
Construction Materials – 1.73%
12,990	Buzzi Unicem SpA – ADR	162,554
Consumer Staples Distribution & Retail – 1.98%
2,244	Ingles Markets, Inc. – Class A	185,467
Shares		Value
Electronic Equipment, Instruments & Components – 4.03%
34,651	Arlo Technologies, Inc.(a)	$378,042
Energy Equipment & Services – 4.08%
16,451	Dril-Quip, Inc.(a)	382,815
Health Care Equipment & Supplies – 2.68%
14,787	LENSAR, Inc.(a)	62,845
2,016	Utah Medical Products, Inc.	187,891
		250,736
Health Care Providers & Services – 2.48%
12,136	Pediatrix Medical Group, Inc.(a)	172,452
2,159	Premier, Inc. – Class A	59,718
		232,170
Household Durables – 0.72%
19,590	Dorel Industries, Inc. – Class B(a)	67,876
Insurance – 6.81%
18,103	Crawford & Co. – Class A	200,762
3,039	Mercury General Corp.	91,991
832	National Western Life Group, Inc. – Class A	345,746
		638,499
Machinery – 12.64%
5,649	Flowserve Corp.	209,860
31,278	Graham Corp.(a)	415,372
8,900	Hurco Companies, Inc.	192,685
4,862	Kennametal, Inc.	138,032
16,048	L.B. Foster Co. – Class A(a)	229,166
		1,185,115
Office Real Estate Investment Trusts – 2.97%
13,763	Equity Commonwealth	278,838
Oil, Gas & Consumable Fuels – 4.55%
2,328	Chesapeake Energy Corp.	194,807
11,223	World Fuel Services Corp.	232,092
		426,899
Personal Care Products – 3.72%
8,451	Edgewell Personal Care Co.	349,111
Pharmaceuticals – 8.73%
6,375	Avadel Pharmaceuticals Plc – ADR(a)	105,060
23,456	Elanco Animal Health, Inc.(a)	235,967

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

Shares		Value
15,512	Phibro Animal Health Corp. – Class A	$212,514
4,455	Prestige Consumer Healthcare, Inc.(a)	264,761
		818,302
Professional Services – 0.83%
695	Science Applications International Corp.	78,174
Software – 1.73%
15,768	SolarWinds Corp.(a)	161,780
Textiles, Apparel & Luxury Goods – 1.77%
36,612	Hanesbrands, Inc.	166,218
TOTAL COMMON STOCKS (Cost $8,239,297)		$8,953,154
Shares		Value
INVESTMENT COMPANIES – 1.96%
Trading Companies & Distributors – 1.96%
14,567	Sprott Physical Uranium Trust	$183,854
TOTAL INVESTMENT COMPANIES (Cost $161,270)		$183,854

	Shares	Value
SHORT-TERM INVESTMENTS – 3.70%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.95%, (c)	346,845	$346,845
TOTAL SHORT-TERM INVESTMENTS (Cost $346,845)		$346,845
Total Investments (Cost $8,747,412) – 101.16%		$9,483,853
Liabilities in Excess of Other Assets – (1.16)%		(108,502)
TOTAL NET ASSETS – 100.00%		$9,375,351

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	The rate shown is the annualized seven day yield as of June 30, 2023.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2023

COMMON STOCKS
Brazil	3.69%
Canada	0.72%
Ireland	1.12%
Italy	1.73%
United States	88.24%
TOTAL COMMON STOCKS	95.50%
INVESTMENT COMPANIES
Canada	1.96%
TOTAL INVESTMENT COMPANIES	1.96%
SHORT-TERM INVESTMENTS	3.70%
TOTAL INVESTMENTS	101.16%
Liabilities in Excess of Other Assets	(1.16)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 96.98%
Aerospace & Defense – 3.51%
337	General Dynamics Corp.	$72,506
1,578	Textron, Inc.	106,720
		179,226
Air Freight & Logistics – 2.77%
572	FedEx Corp.	141,799
Banks – 12.10%
4,568	Bank of America Corp.	131,056
2,401	Citigroup, Inc.	110,542
701	JPMorgan Chase & Co.	101,953
748	PNC Financial Services Group, Inc.	94,211
1,381	Truist Financial Corp.	41,913
3,256	Wells Fargo & Co.	138,966
		618,641
Building Products – 0.73%
551	Johnson Controls International Plc	37,545
Capital Markets – 2.90%
1,630	Bank of New York Mellon Corp.	72,568
1,035	State Street Corp.	75,741
		148,309
Chemicals – 1.00%
892	Corteva, Inc.	51,112
Communications Equipment – 1.07%
1,059	Cisco Systems, Inc.	54,793
Consumer Finance – 1.67%
1,952	OneMain Holdings, Inc.	85,283
Electrical Equipment – 2.02%
1,144	Emerson Electric Co.	103,406
Electronic Equipment, Instruments & Components – 2.34%
4,320	Flex Ltd.(a)	119,405
Energy Equipment & Services – 2.59%
4,013	Halliburton Co.	132,389
Financial Services – 4.39%
241	Berkshire Hathaway, Inc. – Class B(a)	82,181
1,128	Fiserv, Inc.(a)	142,297
		224,478
Shares		Value
Food Products – 1.83%
883	Ingredion, Inc.	$93,554
Health Care Providers & Services – 13.41%
1,358	Cardinal Health, Inc.	128,426
405	Cigna Corp.	113,643
1,417	CVS Health Corp.	97,957
399	HCA Healthcare, Inc.	121,089
301	Laboratory Corp. of America Holdings	72,640
355	McKesson Corp.	151,695
		685,450
Household Durables – 1.40%
694	Mohawk Industries, Inc.(a)	71,593
Insurance – 6.89%
1,965	American International Group, Inc.	113,066
2,443	Old Republic International Corp.	61,490
1,324	W R Berkley Corp.	78,857
421	Willis Towers Watson Plc	99,146
		352,559
Interactive Media & Services – 2.31%
978	Alphabet, Inc. – Class C(a)	118,309
IT Services – 5.06%
1,553	Amdocs Ltd.	153,514
1,609	Cognizant Technology Solutions Corp. – Class A	105,035
		258,549
Machinery – 0.99%
3,769	Gates Industrial Corp. Plc(a)	50,806
Media – 7.18%
3,755	Comcast Corp. – Class A	156,020
2,573	Fox Corp. – Class B	82,053
1,356	Omnicom Group, Inc.	129,024
		367,097
Oil, Gas & Consumable Fuels – 4.83%
1,151	Chevron Corp.	181,110
3,190	World Fuel Services Corp.	65,969
		247,079
Pharmaceuticals – 8.51%
525	Johnson & Johnson	86,898
1,300	Merck & Co., Inc.	150,007

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

Shares		Value
3,096	Pfizer, Inc.	$113,561
1,569	Sanofi – ADR	84,569
		435,035
Semiconductors & Semiconductor Equipment – 4.72%
639	Applied Materials, Inc.	92,361
1,537	Micron Technology, Inc.	97,000
510	Qorvo, Inc.(a)	52,035
		241,396
Shares		Value
Software – 1.00%
1,236	Open Text Corp.	$51,356
Specialty Retail – 1.76%
36	AutoZone, Inc.(a)	89,761
TOTAL COMMON STOCKS (Cost $5,072,996)		$4,958,930

	Shares	Value
SHORT-TERM INVESTMENTS – 2.70%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.95%, (b)	138,267	$138,267
TOTAL SHORT-TERM INVESTMENTS (Cost $138,267)		$138,267
Total Investments (Cost $5,211,263) – 99.68%		$5,097,197
Other Assets in Excess of Liabilities – 0.32%		16,252
TOTAL NET ASSETS – 100.00%		$5,113,449

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day yield as of June 30, 2023.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2023

COMMON STOCKS
Canada	1.01%
France	1.65%
Ireland	2.67%
Singapore	2.34%
United Kingdom	0.99%
United States	88.32%
TOTAL COMMON STOCKS	96.98%
SHORT-TERM INVESTMENTS	2.70%
TOTAL INVESTMENTS	99.68%
Other Assets in Excess of Liabilities	0.32%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Home Construction – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	1,564	$ 633
TOTAL COMMON STOCKS (Cost $292,050)		$633

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 3.95%
Federal Home Loan Mortgage Corporation – 1.22%
Pool A9-3505 4.500%, 8/1/2040	$36,890	$ 36,472
Pool G0-6018 6.500%, 4/1/2039	11,817	12,231
Pool G1-8578 3.000%, 12/1/2030	454,902	432,768
Pool SD-8001 3.500%, 7/1/2049	157,773	145,542
Pool SD-8003 4.000%, 7/1/2049	183,182	174,494
		801,507
Federal National Mortgage Association – 2.73%
Pool 934124 5.500%, 7/1/2038	27,732	28,414
Pool AL9865 3.000%, 2/1/2047	621,993	553,799
Pool AS6201 3.500%, 11/1/2045	207,655	193,152
Pool BJ2553 3.500%, 12/1/2047	180,220	166,330
Pool BN6683 3.500%, 6/1/2049	320,668	295,817
Pool CA1624 3.000%, 4/1/2033	381,289	357,547
Pool MA0918 4.000%, 12/1/2041	79,572	76,507
Pool MA3687 4.000%, 6/1/2049	124,718	118,855
		1,790,421
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,797,197)		$2,591,928
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 4.495%, 10/25/2036(b)	$ 275	$ 243
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $271)		$243
US GOVERNMENTS – 57.21%
Sovereign Government – 57.21%
United States Treasury Bond
4.750%, 2/15/2037	$ 5,775,000	$ 6,388,594
3.500%, 2/15/2039	1,750,000	1,676,445
3.750%, 11/15/2043	2,110,000	2,016,533
3.000%, 5/15/2047	2,000,000	1,684,141
		11,765,713
United States Treasury Note
2.375%, 8/15/2024	4,260,000	4,122,382
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

	Principal Amount	Value
2.250%, 2/15/2027	$ 7,175,000	$ 6,671,909
2.375%, 5/15/2029	11,325,000	10,325,215
1.625%, 5/15/2031	5,500,000	4,673,926
		25,793,432
TOTAL US GOVERNMENTS (Cost $40,787,553)		$37,559,145
CONVERTIBLE BONDS – 1.55%
Software – 1.55%
MicroStrategy, Inc. 0.000%, 2/15/2027(c)	$1,540,000	$ 1,018,056
TOTAL CONVERTIBLE BONDS (Cost $1,229,028)		$1,018,056
CORPORATE BONDS – 31.10%
Asset Management – 1.08%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), 6/1/2025(d)	$745,000	$ 712,011
Automotive – 1.25%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	350,000	325,456
2.700%, 8/10/2026	555,000	495,490
		820,946
Banking – 5.86%
Bank of America Corp. 4.450%, 3/3/2026	1,235,000	1,200,330
Citigroup, Inc. 4.400%, 6/10/2025	1,080,000	1,049,029
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	200,629
USB Capital IX 6.280% (3M LIBOR + 1.020%, minimum of 6.280%), Perpetual, 8/3/2023(d)	1,830,000	1,398,862
		3,848,850
Cable & Satellite – 0.44%
Charter Communications Operating LLC 4.908%, 7/23/2025	295,000	289,291
Commercial Support Services – 2.37%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(e)	715,000	701,864
6.250%, 1/15/2028(e)	915,000	857,173
		1,559,037
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

	Principal Amount	Value
Containers & Packaging – 1.03%
Mauser Packaging Solutions Holding Co. 9.250%, 4/15/2027(e)	$310,000	$ 286,131
Sealed Air Corp. 4.000%, 12/1/2027(e)	430,000	392,480
		678,611
Electric Utilities – 1.75%
American Transmission Systems, Inc. 2.650%, 1/15/2032(e)	600,000	496,159
Commonwealth Edison Co. 5.900%, 3/15/2036	175,000	182,403
FirstEnergy Corp. 7.375%, 11/15/2031	410,000	467,622
		1,146,184
Food – 0.96%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	735,000	630,299
Health Care Facilities & Services – 1.53%
Tenet Healthcare Corp. 4.875%, 1/1/2026	1,030,000	1,003,209
Home Construction – 2.60%
PulteGroup, Inc. 5.500%, 3/1/2026	980,000	974,402
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	730,884
		1,705,286
Household Products – 1.20%
Coty, Inc. 5.000%, 4/15/2026(e)	821,000	786,780
Institutional Financial Services – 0.71%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(d)	585,000	468,146
Internet Media & Services – 3.17%
Expedia Group, Inc.
3.800%, 2/15/2028	130,000	121,559
3.250%, 2/15/2030	325,000	282,864
Meta Platforms, Inc. 4.950%, 5/15/2033	655,000	654,493
Netflix, Inc. 4.375%, 11/15/2026	1,050,000	1,025,239
		2,084,155
Leisure Facilities & Services – 1.19%
Travel + Leisure Co. 6.625%, 7/31/2026(e)	785,000	779,033
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

	Principal Amount	Value
Oil & Gas Producers – 2.23%
Continental Resources, Inc. 4.375%, 1/15/2028	$215,000	$ 201,904
Hess Midstream Operations LP 4.250%, 2/15/2030(e)	365,000	318,463
Range Resources Corp. 4.875%, 5/15/2025	960,000	940,855
		1,461,222
REIT – 0.93%
Iron Mountain, Inc. 4.875%, 9/15/2027(e)	645,000	609,270
Software – 1.76%
VMware, Inc.
4.500%, 5/15/2025	215,000	210,568
3.900%, 8/21/2027	995,000	943,285
		1,153,853
Telecommunications – 1.04%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(e)	394,250	390,089
T-Mobile USA, Inc. 4.750%, 2/1/2028	300,000	291,441
		681,530
TOTAL CORPORATE BONDS (Cost $21,477,839)		$20,417,713
FOREIGN ISSUER BONDS – 1.83%
Chemicals – 0.64%
Methanex Corp.
5.125%, 10/15/2027	$250,000	$ 232,741
5.250%, 12/15/2029	200,000	182,748
		415,489
Telecommunications – 1.19%
SoftBank Group Corp. 4.750%, 9/19/2024	200,000	193,250
Telecom Italia Capital SA 6.375%, 11/15/2033	695,000	589,575
		782,825
TOTAL FOREIGN ISSUER BONDS (Cost $1,429,570)		$1,198,314
ASSET BACKED SECURITIES – 1.50%
Specialty Finance – 1.50%
SLM Private Credit Student Loan Trust Series 2004-B, 5.982%, (3M LIBOR + 0.430%), 9/15/2033(d)	$300,000	$ 288,785
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2023 (Unaudited) (continued)

	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2005-A, 5.862%, (3M LIBOR + 0.310%), 12/15/2038(d)	$219,771	$ 210,890
SLM Private Credit Student Loan Trust Series 2006-A, 5.842%, (3M LIBOR + 0.290%), 6/15/2039(d)	381,317	361,303
SLM Private Credit Student Loan Trust Series 2007-A, 5.792%, (3M LIBOR + 0.240%), 12/16/2041(d)	131,086	125,931
TOTAL ASSET BACKED SECURITIES (Cost $964,046)		$986,909

	Shares	Value
SHORT-TERM INVESTMENTS – 2.81%
Money Market Funds – 2.81%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.95%(f)	1,842,219	$ 1,842,219
TOTAL SHORT-TERM INVESTMENTS (Cost $1,842,219)		$1,842,219
Total Investments (Cost $70,819,773) – 99.95%		$65,615,160
Other Assets in Excess of Liabilities – 0.05%		30,032
Total Net Assets – 100.00%		$65,645,192

Percentages are stated as a percent of net assets.

LIBOR London Interbank Offered Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Zero coupon bond.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,617,442 which represented 8.56% of the net assets of the Fund.
(f)	The rate shown is the annualized seven day yield as of June 30, 2023.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), the Brandes U.S. Value Fund (the “U.S. Value Fund”) and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.
The International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, U.S. Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018, October 1, 2021 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6.  The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund, U.S. Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations $5 billion or less. The U.S. Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations greater than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Advisor.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2023, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $551,593,948 $19,997,857, $482,497,752 and $159,435,064 that represent 87.18%, 47.35%, 69.11%, and 51.81% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of June 30, 2023, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$7,423,730	$46,343,921	$—	$53,767,651
Consumer Discretionary	—	71,496,590	—	71,496,590
Consumer Staples	7,614,243	85,753,682	—	93,367,925
Energy	—	32,786,280	—	32,786,280
Financials	—	102,907,294	—	102,907,294
Health Care	—	94,403,397	—	94,403,397
Industrials	14,377,074	23,639,749	—	38,016,823
Materials	10,916,928	31,812,508	—	42,729,436
Real Estate	11,689,189	—	—	11,689,189
Technology	—	39,464,237	—	39,464,237
Utilities	—	11,389,865	—	11,389,865
Total Common Stocks	52,021,164	539,997,523	—	592,018,687
Preferred Stocks
Energy	13,152,266	—	—	13,152,266
Health Care	—	11,596,426	—	11,596,426
Total Preferred Stocks	13,152,266	11,596,426	—	24,748,692
Short-Term Investments	16,953,807	—	—	16,953,807
Total Investments in Securities	$82,127,237	$551,593,949	$—	$633,721,186

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Communication Services	$1,298,128	$1,481,835	$—	$2,779,963
Consumer Discretionary	443,175	4,141,219	—	4,584,394
Consumer Staples	524,266	1,669,626	—	2,193,892
Energy	1,641,930	2,145,353	—	3,787,283
Financials	6,845,253	3,325,082	—	10,170,335
Health Care	5,398,232	2,100,743	—	7,498,975
Industrials	2,435,894	1,027,928	—	3,463,822
Materials	—	1,538,132	—	1,538,132
Real Estate	720,650	—	—	720,650
Technology	2,231,153	2,089,087	—	4,320,240
Utilities	—	451,760	—	451,760
Total Common Stocks	21,538,681	19,970,765	—	41,509,446
Preferred Stocks
Health Care	318,722	—	—	318,722
Technology	—	27,092	—	27,092
Total Preferred Stocks	318,722	27,092	—	345,814
Short-Term Investments	390,049	—	—	390,049
Total Investments in Securities	$22,247,452	$19,997,857	$—	$42,245,309
Emerging Markets Fund
Common Stocks
Communication Services	$26,774,241	$34,407,596	$—	$61,181,837
Consumer Discretionary	—	123,809,227	—	123,809,227
Consumer Staples	27,080,757	23,748,476	—	50,829,233
Energy	—	—	—	—
Financials	10,425,424	134,047,142	—	144,472,566
Health Care	—	10,328,535	—	10,328,535
Industrials	48,282,954	—	—	48,282,954
Materials	16,144,128	11,740,118	—	27,884,246
Real Estate	32,820,283	—	—	32,820,283
Technology	—	143,164,969	—	143,164,969
Utilities	21,527,481	9,559,225	—	31,086,706
Total Common Stocks	183,055,268	490,805,288	—	673,860,556
Preferred Stocks
Energy	15,011,073	—	—	15,011,073
Short-Term Investments	9,282,619	—	—	9,282,619
Total Investments in Securities	$207,348,960	$490,805,288	$—	$698,154,248

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Common Stocks
Communication Services	$10,438,389	$12,698,188	$—	$23,136,577
Consumer Discretionary	12,446,360	6,518,829	—	18,965,189
Consumer Staples	7,392,705	38,422,838	—	45,815,543
Energy	4,900,374	—	—	4,900,374
Financials	18,253,612	26,559,997	—	44,813,609
Health Care	5,715,714	19,672,533	—	25,388,247
Industrials	35,059,177	29,787,391	—	64,846,568
Materials	2,261,083	18,176,162	—	20,437,245
Real Estate	20,268,001	—	—	20,268,001
Technology	—	8,756,660	—	8,756,660
Utilities	13,528,660	—	—	13,528,660
Total Common Stocks	130,264,075	160,592,598	—	290,856,673
Preferred Stocks
Health Care	7,085,929	5,686,551	—	12,772,480
Investment Companies
Financials	1,638,503	—	—	1,638,503
Short-Term Investments	1,481,463	—	—	1,481,463
Total Investments in Securities	$140,469,970	$166,279,149	$—	$306,749,119
Small Cap Value Fund
Common Stocks
Consumer Discretionary	$234,094	$—	$—	$234,094
Consumer Staples	534,578	—	—	534,578
Energy	809,714	—	—	809,714
Financials	873,443	—	—	873,443
Health Care	1,567,045	—	4,863	1,571,908
Industrials	3,334,583	—	—	3,334,583
Materials	147,760	162,554	—	310,314
Real Estate	278,838	—	—	278,838
Technology	1,005,682	—	—	1,005,682
Total Common Stocks	8,785,737	162,554	4,863	8,953,154
Investment Companies
Financials	183,854	—	—	183,854
Short-Term Investments	346,845	—	—	346,845
Total Investments in Securities	$9,316,436	$162,554	$4,863	$9,483,853

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
U.S. Value Fund
Common Stocks
Communication Services	$485,405	$—	$—	$485,405
Consumer Discretionary	161,354	—	—	161,354
Consumer Staples	93,554	—	—	93,554
Energy	379,468	—	—	379,468
Financials	1,429,270	—	—	1,429,270
Health Care	1,120,485	—	—	1,120,485
Industrials	512,782	—	—	512,782
Materials	51,112	—	—	51,112
Technology	725,500	—	—	725,500
Total Common Stocks	4,958,930	—	—	4,958,930
Short-Term Investments	138,267	—	—	138,267
Total Investments in Securities	$5,097,197	$—	$—	$5,097,197
Core Plus Fund
Common Stocks
Consumer Discretionary	$—	$633	$—	$633
Asset Backed Securities	—	986,909	—	986,909
Corporate Bonds	—	20,417,713	—	20,417,713
Government Securities	—	37,559,145	—	37,559,145
Convertible Bonds
Technology	—	1,018,056	—	1,018,056
Foreign Issuer Bonds
Materials	—	415,489	—	415,489
Telecommunications	—	782,825	—	782,825
Total Foreign Issuer Bonds	—	1,198,314	—	1,198,314
Mortgage Backed Securities	—	2,592,171	—	2,592,171
Short-Term Investments	1,842,219	—	—	1,842,219
Total Investments in Securities	$1,842,219	$63,772,941	$—	$65,615,160
There were no Level 3 securities in the Global, International Small Cap, U.S. Value and Core Plus Funds at the beginning or during the period presented.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the International Fund:
	Balance As Of September 30, 2022	Realized Gain (Loss)	Change In Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out Of Level 3	Balance As Of June 30, 2023
Preferred stocks
Russia	$777,985	$—	$(777,985)	$—	$—	$—	$—	$—
Common Stocks
Russia	317,960	—	(317,960)	—	—	—	—	—
Total	$1,095,945	$—	$(1,095,945)	$—	$—	$—	$—	$—

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

The International Fund held two level 3 securities with a fair value of $0 as of June 30, 2023 that were valued using prices provided by the Fund’s investment advisor.
	Fair Value At June 30, 2023	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Preferred stocks
Russia	$—	Market Approach	Market Discount Rate	100%
Common Stocks
Russia	—	Market Approach	Market Discount Rate	100%
The significant unobservable inputs that can be used in the fair valuemeasurement are: Market Discount Rate. Significant decreases (increase) in Market Discount Rate would have resulted in a significantly higher (lower) fair value measurement.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the Emerging Markets Fund:
	Balance As Of September 30, 2022	Realized Gain (Loss)	Change In Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out Of Level 3	Balance As Of June 30, 2023
Common Stocks
Russia	$4,843,557	$—	$(4,843,557)	$—	$—	$—	$—	$—
Total	$4,843,557	$—	$(4,843,557)	$—	$—	$—	$—	$—
The Emerging Market Value fund held five level 3 securities with a fair value of $0 as of June 30, 2023 that were valued using prices provided by the Fund's investment advisor.
	Fair Value at June 30, 2023	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Common Stocks
Russia	—	Market Approach	Market Discount Rate	100%
The significant unobservable inputs that can be used in the fair value measurement are; Market Discount Rate. Significant decreases (increase) in Market Discount Rate would have resulted in a significantly higher (lower) fair value measurement.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the Small Cap Value Fund:
	Balance As Of September 30, 2022	Realized Gain (Loss)	Change In Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out Of Level 3	Balance As Of June 30, 2023
Common Stocks
United States	$16,917	$—	$—	$—	$(12,054)	$—	$—	$4,863
Total	$16,917	$—	$—	$—	$(12,054)	$—	$—	$4,863

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

The Small Cap Value Fund held one level 3 security with a fair value of $4,863 as of June 30, 2023. The valuation technique used for this security was the last observable price and the unobservable input used was management’s estimate of net liquidation value.
NOTE 3–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from September 30, 2022 through June 30, 2023:
International Small Cap Fund
Issuer Name	Value At September 30, 2022	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Value At June 30, 2023	Dividend Income
Desarrolladora Homex SAB de CV	$388,592	$—	$—	$—	$(176,316)	$212,276	$—
Urbi Desarrollos Urbanos SAB de CV	258,432	—	—	—	68,026	326,458	—
	$647,024	$—	$—	$—	$(108,290)	$538,734	$—
NOTE 4–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.